JOHN HANCOCK CURRENT INTEREST

200 Berkeley Street

Boston, MA 02116

August 5, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Current Interest (the “Trust”), on behalf of:

John Hancock Money Market Fund (the “Fund”)

File Nos. 002-50931; 811-02485

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information dated August 1, 2020, contained in Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 71 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on July 27, 2020 via EDGAR, accession number 0001133228-20-004474.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust